Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 4,668	$ 7,020
Work-in-progress	2,386	3,884
Finished goods	1,524	2,126
Total inventories	8,578	13,030
Balance at beginning of the year	3,890	3,634	$ 3,570
Additional charges, net	426	256	296
Written off			(232)
Balance at the end of the year	$ 4,316	$ 3,890	$ 3,634